TRADE RECEIVABLES AND NOTES RECEIVABLES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
TRADE TRADE RECEIVABLES AND NOTES RECEIVABLES
Trade receivables		¥ 4,746,995	¥ 4,574,581
Notes receivable		4,546,223	2,844,637
Less: provision for impairment		(933,563)	(715,597)
Total trade and notes receivables	$ 1,424,247	9,293,218	7,419,218
Notes receivable pledged		1,499,260	667,190
Minimum
TRADE TRADE RECEIVABLES AND NOTES RECEIVABLES
Trade receivables term (in years)	3 months
Maximum
TRADE TRADE RECEIVABLES AND NOTES RECEIVABLES
Trade receivables term (in years)	12 months
Associates
TRADE TRADE RECEIVABLES AND NOTES RECEIVABLES
Total trade and notes receivables		17,000	30
Joint venture
TRADE TRADE RECEIVABLES AND NOTES RECEIVABLES
Total trade and notes receivables		800,000	788,000
USD
TRADE TRADE RECEIVABLES AND NOTES RECEIVABLES
Total trade and notes receivables		685,000	1,111,000
Cost
TRADE TRADE RECEIVABLES AND NOTES RECEIVABLES
Trade receivables		5,680,558	5,290,178
Provision for impairment
TRADE TRADE RECEIVABLES AND NOTES RECEIVABLES
Less: provision for impairment		¥ (933,563)	¥ (715,597)	¥ (659,261)